Short-Term Investments - Schedule of Short-Term Investments (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Short-term investments		$ 181,960	$ 70,328
Time deposits [Member]
Schedule of Investments [Line Items]
Short-term investments		38,829	0
Investments in financial instruments [Member]
Schedule of Investments [Line Items]
Short-term investments	[1]	$ 143,131	$ 70,328

[1]	the investments were issued by commercial banks in PRC with a variable interest rate indexed to performance of underlying assets. Since these investments’ maturity dates are within one year, they are classified as short-term investments.